Note 12 - Long-term Debt (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 01, 2015	May. 31, 2015	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 525,000
Credit Facility Term	5 years
Debt Instrument, Interest Rate, Effective Percentage				3.60%	4.50%
Debt, Weighted Average Interest Rate				2.30%	2.00%
Line of Credit Facility, Remaining Borrowing Capacity (in Dollars)				$ 248,485
Letters of Credit Outstanding, Amount (in Dollars)				17,232	$ 7,770
Line of Credit Facility, Additional Borrowing Capacity (in Dollars)				$ 150,000
Continuing Operations [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt and Capital Lease Obligations (in Dollars)					253,991
FirstService [Member] | Discontinued Operations [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt and Capital Lease Obligations (in Dollars)					$ 239,357
5.44% Senior Notes [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.44%
5.44% Senior Notes [Member] | Old FSV [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Repayments of Secured Debt (in Dollars)			$ 20,000
Debt Instrument, Interest Rate, Stated Percentage			5.44%
6.40% Senior Notes [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.40%
6.40% Senior Notes [Member] | Old FSV [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Repayments of Secured Debt (in Dollars)		$ 12,500
Debt Instrument, Interest Rate, Stated Percentage		6.40%
3.84% Notes [Member] | FirstService [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.84%
Debt Instrument, Face Amount (in Dollars)	$ 150,000
Minimum [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.30%
Maximum [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.75%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.55%